Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2023	June 30, 2024	June 30, 2024
	S$’000	S$’000	US$’000

Developed technology	3,140	3,403	2,511
Others	5	5	4
Total	3,145	3,408	2,515
Less: accumulated amortization	(2,472)	(2,690)	(1,985)
Net book value	673	718	530

Schedule of future amortization expenses for intangible assets

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2024, as follows:

June 30, 2024
US$’000

July to December 2024	211
Financial year ending 2025 to 2027	501